3. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 5,326		$ 5,326		$ 19,564	$ 131,605
Accumulated deficit	(12,615,747)		(12,615,747)		(7,583,538)	(5,629,241)
Net loss	$ (4,620,252)	$ (150,154)	(5,032,209)	$ (1,721,512)	(1,954,297)	$ (2,888,765)
Net cash used in operations			$ 329,239		$ 168,463